Rights to Use Airport Facilities - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 2,523,640	$ 1,846,891	$ 1,694,125
Airport facilities [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 33,609	$ 49,002	$ 56,699